Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SSGA Active Trust
(the “Trust”)
SPDR DoubleLine Total Return Tactical ETF
(the “Fund”)
Supplement dated March 24, 2021 to the Prospectus and
Statement of Additional Information (“SAI”), each dated October 31, 2020, as may be supplemented from time to time
Effective immediately, SSGA Funds Management, Inc. (the “Adviser”), the investment adviser to the Fund, has agreed to reduce the Fund’s management fee from 0.65% to 0.55% of the Fund’s average daily net assets. In connection with this management fee reduction, the Board of Trustees of the Trust has approved the termination of the existing contractual fee waiver, whereby the Adviser agreed to limit the Fund’s total annual operating expenses to 0.55% of the Fund’s average daily net assets (the “fee waiver”). Accordingly, effective immediately, (i) all references to the Fund’s fee waiver are deleted, and (ii) the fee table and example table in the “FEES AND EXPENSES OF THE FUND” section on page 8 of the Prospectus are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment):

Management fees 1	0.55%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses 1	0.55%

1	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$56	$176	$307	$689
Effective immediately, all additional references in the Prospectus and SAI to the Fund’s management fee are revised as indicated above.

SSGA Active Trust
(the “Trust”)
SPDR DoubleLine Short Duration Total Return Tactical ETF
(the “Fund”)
Supplement dated March 24, 2021 to the Prospectus and
Statement of Additional Information (“SAI”), each dated October 31, 2020, as may be supplemented from time to time
Effective immediately, SSGA Funds Management, Inc. (the “Adviser”), the investment adviser to the Fund, has agreed to reduce the Fund’s management fee from 0.50% to 0.45% of the Fund’s average daily net assets. In connection with this management fee reduction, the Board of Trustees of the Trust has approved the termination of the existing contractual fee waiver, whereby the Adviser agreed to limit the Fund’s total annual operating expenses to 0.45% of the Fund’s average daily net assets (the “fee waiver”). Accordingly, effective immediately, (i) all references to the Fund’s fee waiver are deleted, and (ii) the fee table and example table in the “FEES AND EXPENSES OF THE FUND” section on page 10 of the Prospectus are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment):

Management fees 1	0.45%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses 1	0.45%

1	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$46	$144	$252	$567
Effective immediately, all additional references in the Prospectus and SAI to the Fund’s management fee are revised as indicated above.
SSGA Active Trust
(the “Trust”)
SPDR DoubleLine Emerging Markets Fixed Income ETF
(the “Fund”)
Supplement dated March 24, 2021 to the Prospectus and
Statement of Additional Information (“SAI”), each dated October 31, 2020, as may be supplemented from time to time
Effective immediately, SSGA Funds Management, Inc. (the “Adviser”), the investment adviser to the Fund, has agreed to reduce the Fund’s management fee from 0.75% to 0.65% of the Fund’s average daily net assets. In connection with this management fee reduction, the Board of Trustees of the Trust has approved the termination of the existing contractual fee waiver, whereby the Adviser agreed to limit the Fund’s total annual operating expenses to 0.65% of the Fund’s average daily net assets (the “fee waiver”). Accordingly, effective immediately, (i) all references to the Fund’s fee waiver are deleted, and (ii) the fee table and example table in the “FEES AND EXPENSES OF THE FUND” section on page 1 of the Prospectus are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment):

Management fees 1	0.65%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses 1	0.65%

1	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$66	$208	$362	$810
Effective immediately, all additional references in the Prospectus and SAI to the Fund’s management fee are revised as indicated above.

SPDR DoubleLine Total Return Tactical ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SSGA Active Trust
(the “Trust”)
SPDR DoubleLine Total Return Tactical ETF
(the “Fund”)
Supplement dated March 24, 2021 to the Prospectus and
Statement of Additional Information (“SAI”), each dated October 31, 2020, as may be supplemented from time to time
Effective immediately, SSGA Funds Management, Inc. (the “Adviser”), the investment adviser to the Fund, has agreed to reduce the Fund’s management fee from 0.65% to 0.55% of the Fund’s average daily net assets. In connection with this management fee reduction, the Board of Trustees of the Trust has approved the termination of the existing contractual fee waiver, whereby the Adviser agreed to limit the Fund’s total annual operating expenses to 0.55% of the Fund’s average daily net assets (the “fee waiver”). Accordingly, effective immediately, (i) all references to the Fund’s fee waiver are deleted, and (ii) the fee table and example table in the “FEES AND EXPENSES OF THE FUND” section on page 8 of the Prospectus are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment):

Management fees 1	0.55%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses 1	0.55%

1	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$56	$176	$307	$689
Effective immediately, all additional references in the Prospectus and SAI to the Fund’s management fee are revised as indicated above.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
SPDR DoubleLine Total Return Tactical ETF | SPDR DoubleLine Total Return Tactical ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.55%	[1]
Year 1	rr_ExpenseExampleYear01	$ 56
Year 3	rr_ExpenseExampleYear03	176
Year 5	rr_ExpenseExampleYear05	307
Year 10	rr_ExpenseExampleYear10	$ 689
SPDR DoubleLine Short Duration Total Return Tactical ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SSGA Active Trust
(the “Trust”)
SPDR DoubleLine Short Duration Total Return Tactical ETF
(the “Fund”)
Supplement dated March 24, 2021 to the Prospectus and
Statement of Additional Information (“SAI”), each dated October 31, 2020, as may be supplemented from time to time
Effective immediately, SSGA Funds Management, Inc. (the “Adviser”), the investment adviser to the Fund, has agreed to reduce the Fund’s management fee from 0.50% to 0.45% of the Fund’s average daily net assets. In connection with this management fee reduction, the Board of Trustees of the Trust has approved the termination of the existing contractual fee waiver, whereby the Adviser agreed to limit the Fund’s total annual operating expenses to 0.45% of the Fund’s average daily net assets (the “fee waiver”). Accordingly, effective immediately, (i) all references to the Fund’s fee waiver are deleted, and (ii) the fee table and example table in the “FEES AND EXPENSES OF THE FUND” section on page 10 of the Prospectus are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment):

Management fees 1	0.45%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses 1	0.45%

1	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$46	$144	$252	$567
Effective immediately, all additional references in the Prospectus and SAI to the Fund’s management fee are revised as indicated above.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
SPDR DoubleLine Short Duration Total Return Tactical ETF | SPDR DoubleLine Short Duration Total Return Tactical ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.45%	[1]
Year 1	rr_ExpenseExampleYear01	$ 46
Year 3	rr_ExpenseExampleYear03	144
Year 5	rr_ExpenseExampleYear05	252
Year 10	rr_ExpenseExampleYear10	$ 567
SPDR DoubleLine Emerging Markets Fixed Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SSGA Active Trust
(the “Trust”)
SPDR DoubleLine Emerging Markets Fixed Income ETF
(the “Fund”)
Supplement dated March 24, 2021 to the Prospectus and
Statement of Additional Information (“SAI”), each dated October 31, 2020, as may be supplemented from time to time
Effective immediately, SSGA Funds Management, Inc. (the “Adviser”), the investment adviser to the Fund, has agreed to reduce the Fund’s management fee from 0.75% to 0.65% of the Fund’s average daily net assets. In connection with this management fee reduction, the Board of Trustees of the Trust has approved the termination of the existing contractual fee waiver, whereby the Adviser agreed to limit the Fund’s total annual operating expenses to 0.65% of the Fund’s average daily net assets (the “fee waiver”). Accordingly, effective immediately, (i) all references to the Fund’s fee waiver are deleted, and (ii) the fee table and example table in the “FEES AND EXPENSES OF THE FUND” section on page 1 of the Prospectus are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment):

Management fees 1	0.65%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses 1	0.65%

1	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$66	$208	$362	$810
Effective immediately, all additional references in the Prospectus and SAI to the Fund’s management fee are revised as indicated above.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
SPDR DoubleLine Emerging Markets Fixed Income ETF | SPDR DoubleLine Emerging Markets Fixed Income ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.65%	[1]
Year 1	rr_ExpenseExampleYear01	$ 66
Year 3	rr_ExpenseExampleYear03	208
Year 5	rr_ExpenseExampleYear05	362
Year 10	rr_ExpenseExampleYear10	$ 810

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.